Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income	¥ 3,373,420,061	$ 516,999,242	¥ 404,858,740	¥ 306,924,335
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,544,137	1,462,703	10,466,942	7,190,216
Share-based compensation expense	78,754,828	12,069,705	82,265,991	33,410,913
Investment income			(32,516,817)
(Gain) loss on risk assurance liabilities	2,268,180	347,614	34,257,754	(353,731)
Provision for credit losses	109,564,631	16,791,514	56,478,959	19,960,050
(Gain) loss on equity method investment			926,205	(42,684,659)
Other income – change in fair value of derivative instruments	(3,289,676)	(504,165)
Other expenses – change in fair value of derivative instruments			3,289,676
Fair value change of equity investment	(3,315,475,734)	(508,118,886)	(41,581,818)
Loss on disposal of property and equipment	79,756	12,223	45,639	32,432
Unrealized foreign exchange (gain) loss, net	8,848,354	1,356,070	(5,141,112)	(1,447,099)
Deferred income tax (benefit) expense	248,151,964	38,030,952	(9,034,211)	(32,694,920)
Changes in operating assets and liabilities:
Accounts receivable	6,968,776	1,068,012	(56,086,171)	(918,623)
Financing receivables	(83,186,886)	(12,748,948)	(39,987,198)	(20,750,252)
Contract assets	(613,648,965)	(94,045,818)	23,104,124
Receivables from related parties				9,636,927
Other current and non-current assets	(694,994,714)	(106,512,600)	(56,811,099)	33,100,697
Payables to related parties				(1,514,984)
Risk assurance liabilities	198,608,646	30,438,107	52,484,356	43,628,637
Other current and non-current liabilities	52,774,440	8,088,036	(4,124,725)	(168,733,602)
Net cash provided by/ (used in) operating activities	(621,612,202)	(95,266,239)	422,895,235	184,786,337
Cash flows from investing activities:
Repayments of finance lease receivables	1,839,778,206	281,958,346	1,358,838,393	1,114,545,502
Origination of finance lease receivables	(2,256,358,577)	(345,802,081)	(2,071,721,858)	(2,024,328,766)
Proceeds from collection of short-term consumer financing receivables	12,248,145	1,877,110	25,140,348
Origination of short-term consumer financing receivables			(39,716,300)
Proceeds from redemption of short-term investments	1,020,672,114	156,424,845	7,295,012,425	2,618,890,000
Proceeds from available for sale financial assets	12,182,947	1,867,118	179,351,253
Proceeds from third party loans			26,743,400
Proceeds from long-term investments			90,521,295
Disposal of equity method investments			100,000	143,770
Proceeds from repayments of loans from shareholders				114,000,000
Disposal of property and equipment and intangible assets	31,840	4,880	8,475
Purchase of short-term investments	(1,116,757,156)	(171,150,522)	(7,613,350,054)	(2,821,444,000)
Purchase of long-term investments			(406,307,000)	(100,000,000)
Purchases of property and equipment and intangible assets	(5,360,566)	(821,543)	(43,025,999)	(14,389,405)
Step acquisitions, net of cash acquired				(108,361,071)
Origination of loans provided to related parties and third-parties				(417,703,400)
Net cash used in investing activities	(493,563,047)	(75,641,847)	(1,198,405,622)	(1,638,647,370)
Cash flows from financing activities:
Proceeds from contribution of shareholders net of incremental costs				3,307,348,769
Proceeds from initial public offering, net of issuance costs				272,145,213
Payment to repurchase treasury shares	(49,219,318)	(7,543,190)	(20,638,881)
Liquidation of subsidiaries	(467,433)	(71,637)	(574,212)
Proceeds from borrowings	3,369,740,855	516,435,380	2,695,357,550	616,245,628
Proceeds from exercise of share options	6,693,716	1,025,857
Purchase of subsidiary's equity from non-controlling interest holder	(24,144,000)	(3,700,230)		(4,488,906)
Repayment of borrowings	(3,416,211,500)	(523,557,318)	(1,686,482,435)	(73,057,135)
Distribution to shareholders	(267,214,749)	(40,952,452)	(257,114,132)	(27,063,546)
Net cash provided by/ (used in) financing activities	(380,822,429)	(58,363,590)	730,547,890	4,091,130,023
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(36,093,321)	(5,531,543)	11,516,258	110,476,450
Net increase (decrease) in cash, cash equivalents and restricted cash	(1,532,090,999)	(234,803,219)	(33,446,239)	2,747,745,440
Cash and cash equivalents and restricted cash at beginning of the year	3,846,982,723	589,575,896	3,880,428,962	1,132,683,522
Cash and cash equivalents and restricted cash at end of the year	2,314,891,724	354,772,677	3,846,982,723	3,880,428,962
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	1,426,899,576	218,681,927	2,002,314,688	2,912,901,189
Restricted cash - current	9,693,008	1,485,518	970,993,759	298,900,155
Restricted cash - non-current	878,299,140	134,605,232	873,674,276	668,627,618
Cash and cash equivalents and restricted cash at end of the year	2,314,891,724	354,772,677	3,846,982,723	3,880,428,962
Supplemental disclosures of cash flow information:
Cash paid for income taxes	101,878,045	15,613,493	78,203,607	130,531,099
Cash paid for interest	¥ 139,952,105	$ 21,448,598	¥ 154,589,750	¥ 3,776,454